Interest income and expense (Tables)	3 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting categories.

$ millions, for the three months ended	2022 Jan. 31		2021 Oct. 31		2021 Jan. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)	$3,376	$703	$3,264	$652	$3,256	$814
Debt securities measured at FVOCI (1)	84	n/a	87	n/a	98	n/a
Other (2)	481	106	386	105	417	118
Total	$3,941	$809	$3,737	$757	$3,771	$932
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.